UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported)                      November 12, 2021

                                           Tax Ease Holdings, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:                            025-02822

Central Index Key Number of securitizer:                          0001671713

                                   Thomas Nardone, (781)-710-2107
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer or any affiliate of the securitizer was May 17, 2021.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TAX EASE HOLDINGS, LLC

Date: November 12, 2021	By:	/s/ Cazenovia Creek Investment Management, LLC (Manager)
Name Thomas Nardone
Title COO